Acquisition of Eastmain and formation of Fury Gold (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Transaction costs attributable to Fury Gold	$ (1,400)	$ 0
Eastmain
Disclosure of detailed information about business combination [line items]
Share consideration	117,690
Share options and warrants	3,450
Total equity consideration	121,140
Transaction costs attributable to Fury Gold	3,029
Total cost of acquisition	$ 124,169